Other Liabilities - Disclosure of Other Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous liabilities [abstract]
Benefit plans	$ 51,449
Termination payment plans	91,183	$ 168,710
Total	142,632	168,710
Termination payment plans	136,632	159,460
Dividends payable to minority shareholders	11,818	22,744
Others	11,481	24,076
Total	$ 159,931	$ 206,280